Stock Options (Narrative) (Details)					1 Months Ended				12 Months Ended
	Feb. 11, 2022 Share $ / shares	Dec. 10, 2021 Share $ / shares	Dec. 04, 2020 Share $ / shares	Jul. 03, 2020 Share $ / shares	May 26, 2022 Share	May 18, 2021 Share $ / shares	Nov. 19, 2020 Share $ / shares	Jan. 30, 2020 Share $ / shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 USD ($) Share shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) Share shares	Mar. 31, 2020 $ / shares shares	Mar. 31, 2020 USD ($) Share shares	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares issued upon exercise of stock options | shares										329,822
Number of share options granted in share-based payment arrangement										916,650		385,715		344,286
Number of share options forfeited in share-based payment arrangement										99,284		43,571		439,666
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares									$ 16.61		$ 21.7		$ 2.59
Share-based payments | $										$ 5,771,475		$ 2,098,761		$ 308,106
Description of maximum term of options granted for share-based payment arrangement		five years
Weighted average share price | $ / shares									10.87		$ 2.65		$ 2.87
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		693,000								693,000
Number of share options forfeited in share-based payment arrangement										35,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 16.45
Events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options expired in share-based payment arrangement					5,357					5,357
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares									$ 5.25
Number of share options forfeited in share-based payment arrangement										42,536
Fixed Stock Option Plan (the "2016 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares											2,129,999	2,129,999			1,491,541
Rolling Stock Option Plan (the "2019 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares									612,152	612,152	874,148	874,148	530,175	530,175
Number of common shares issued upon exercise of stock options | shares												145,537
Number of share options expired in share-based payment arrangement | $										99,284		43,571
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	50,000	278,000		51,429		173,650		83,572
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 8.32			$ 4.9		$ 19.62		$ 2.59
Description of maximum term of options granted for share-based payment arrangement	3 years			5 years		five years		five years
Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares							$ 20
Number of share options granted in share-based payment arrangement		350,000					300,000	235,714
Number of share options granted in share-based payment arrangement per person							100,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares								$ 2.59
Description of maximum term of options granted for share-based payment arrangement							5 years	five years
Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		65,000						17,857
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares								$ 2.59
Description of maximum term of options granted for share-based payment arrangement								two years
Consultant IR provider [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement				14,286				7,143
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 4.9				$ 2.59
Description of maximum term of options granted for share-based payment arrangement				2 years				two years
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares			$ 20
Number of share options granted in share-based payment arrangement			20,000
Number of share options granted in share-based payment arrangement per person			5,000
Description of maximum term of options granted for share-based payment arrangement			5 years
After 3 months, 6 months, 9 months, and 12 months [Member] | Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options								25.00%
After 3 months, 6 months, 9 months, and 12 months [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options								25.00%
After 3 months, 6 months, 9 months, and 12 months [Member] | Consultant IR provider [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%				25.00%
After 4 months [Member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%		25.00%		25.00%		25.00%
After 4 months [Member] | Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%					25.00%
After 4 months [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%
After year one, two and three [Member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%		25.00%		25.00%		25.00%
After year one, two and three [Member] | Directors and officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%					25.00%
After year one, two and three [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%